Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, Net
6	INVENTORIES, NET

	As of December 31,
	2022	2023
	RMB	RMB	US$
Raw materials	87,428	42,703	6,014
Work in progress	7,586	5,258	741
Finished goods	35,307	21,059	2,966

	130,321	69,020	9,721